Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2024
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers

The concentration of sales revenues generated by third-party customers comprised of the following:-

	Years Ended
	October 31, 2024		October 31, 2023		October 31, 2022
Customer A	412,146	29.44%	-	-%	-	-%
Customer B	333,450	23.82%	-	-%	-	-%
Customer E	245,577	17.54%	-	-%	-	-%
Customer F	192,890	13.78%	-	-%	-	-%
Customer G	120,362	8.60%	-	-%	-	-%
Total	1,304,425	93.16%	-	-%	-	-%